Warrants (Details Narrative)	12 Months Ended
Jun. 30, 2024 $ / shares shares
Warrant [Member]
Exercise price | $ / shares	$ 1.0560
Expected term	5 years
Expected average volatility	27.76%
Expected dividend yield	0.00%
Risk-free interest rate	3.84%
Warrant One [Member]
Warrants issued	30,000
Warrants converted into shares	19,750
Warrant Two [Member]
Warrants issued	5,645,455
Warrants converted into shares	4,892,727